SMALLCAP World Fund®
Investment portfolio
December 31, 2020
unaudited
Common stocks 95.24% Information technology 24.87%	Shares	Value (000)
RingCentral, Inc., Class A1	3,982,868	$1,509,387
MongoDB, Inc., Class A1	2,762,336	991,789
Cree, Inc.[1]	5,472,938	579,584
Smartsheet Inc., Class A1,2	7,020,105	486,423
Sinch AB1,3	2,544,831	414,332
Paycom Software, Inc.[1]	737,569	333,566
SimCorp AS2,3	2,241,250	332,900
Netcompany Group AS, non-registered shares[1,2,3]	2,997,672	306,135
Ceridian HCM Holding Inc.[1]	2,851,343	303,839
Alteryx, Inc., Class A1	2,359,300	287,339
Fortnox AB2,3	4,782,746	267,425
Globant SA1	1,211,531	263,641
Lightspeed POS Inc., subordinate voting shares[1]	2,777,219	195,489
Lightspeed POS Inc., subordinate voting shares (CAD denominated)[1]	580,600	40,978
Net One Systems Co., Ltd.[2,3]	6,493,758	229,678
TeamViewer AG1,3	4,257,886	228,032
DocuSign, Inc.[1]	990,929	220,284
Inphi Corp.[1]	1,350,232	216,672
Kingdee International Software Group Co. Ltd.[3]	48,106,093	197,421
Bottomline Technologies, Inc.[1,2]	3,574,300	188,509
EPAM Systems, Inc.[1]	524,583	187,984
Network International Holdings PLC[1,2,3]	41,206,169	183,997
Silergy Corp.[3]	2,101,456	180,157
C3.ai, Inc., Class A1,4	1,270,800	176,323
Carel Industries SpA[2,3]	7,193,085	168,688
Alarm.Com Holdings, Inc.[1]	1,527,000	157,968
BE Semiconductor Industries NV3	2,608,720	157,154
Okta, Inc., Class A1	581,800	147,928
Euronet Worldwide, Inc.[1]	1,011,716	146,618
MKS Instruments, Inc.	964,988	145,182
SHIFT Inc.[1,2,3]	1,043,700	144,169
GB Group PLC[2,3,4]	10,647,000	136,596
Avast PLC[3]	18,279,856	134,465
Douzone Bizon Co., Ltd.[3]	1,393,858	133,392
Endava PLC, Class A (ADR)[1]	1,651,613	126,761
Unimicron Technology Corp.[3]	40,476,000	126,738
Qorvo, Inc.[1]	741,404	123,273
Appfolio, Inc., Class A1	673,932	121,335
Megaport Ltd.[1,2,3]	11,040,000	121,163
Justsystems Corp.[3]	1,617,921	111,973
SUMCO Corp.[3]	4,921,100	108,046
AI inside Inc.[1,3,4]	150,756	106,602
SVMK Inc.[1]	4,152,038	106,085
Keywords Studios PLC[1,3]	2,560,794	100,488
Avalara, Inc.[1]	583,814	96,265
CMC Materials, Inc.	625,448	94,630
eMemory Technology Inc.[2,3]	4,314,334	91,766
SMALLCAP World Fund — Page 1 of 26

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Bechtle AG, non-registered shares[3]	420,321	$91,664
Elastic NV, non-registered shares[1]	618,500	90,381
Kinaxis Inc.[1]	636,418	90,165
Bentley Systems, Inc., Class B	2,186,700	88,583
Chindata Group Holdings Ltd., Class A (ADR)[1]	3,693,029	88,485
Viavi Solutions Inc.[1]	5,732,000	85,837
CDW Corp.	650,000	85,664
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	4,314,324	85,035
Halma PLC[3]	2,521,862	84,499
Nuvei Corp., subordinate voting shares[1]	1,400,000	84,322
Nuance Communications, Inc.[1]	1,903,000	83,903
Hamamatsu Photonics KK3	1,439,850	82,437
Vitec Software Group AB, Class B3	1,969,860	81,632
Square, Inc., Class A1	375,000	81,615
Dye & Durham Ltd.	1,691,880	67,149
Dye & Durham Ltd.[1,3,5]	363,557	14,285
Jamf Holding Corp.[1]	2,719,015	81,353
JFrog Ltd.[1,4]	1,290,900	81,107
Nordic Semiconductor ASA[1,3]	5,059,169	80,977
Paya Holdings Inc., Class A1,2,3,4,5	5,000,000	63,826
Paya Holdings Inc., Class A1,2	1,200,000	16,296
Vanguard International Semiconductor Corp.[3]	19,173,948	79,464
BlackLine, Inc.[1]	595,000	79,361
Money Forward, Inc.[1,3]	1,609,504	76,396
MACOM Technology Solutions Holdings, Inc.[1]	1,387,000	76,340
Unifiedpost Group SA1,2,3	2,432,158	74,441
Pegasystems Inc.	542,025	72,230
LEM Holding SA3	36,500	71,244
PAR Technology Corp.[1,2,4]	1,118,178	70,210
Yeahka Ltd.[1,3,4]	14,462,200	70,190
Anaplan, Inc.[1]	969,167	69,635
Computer Age Management Services Ltd.[2,3]	2,799,970	69,271
Repay Holdings Corp., Class A1	2,470,000	67,308
Softcat PLC[3]	3,543,785	66,446
Tanla Platforms Ltd.[2,3]	7,260,670	65,626
Computer Services, Inc.	1,084,411	64,414
Cognex Corp.	800,000	64,228
Rapid7, Inc.[1]	712,000	64,194
SoftwareONE Holding AG3	2,087,800	61,748
CANCOM SE, non-registered shares[3,4]	1,116,482	61,504
Plaid, Inc.[1,3]	1,708,400	61,466
Agora, Inc. (ADR)[1,4]	1,480,000	58,549
Global Unichip Corp.[3]	4,813,000	57,829
LPKF Laser & Electronics AG, non-registered shares[2,3]	1,601,515	57,636
Aspen Technology, Inc.[1]	417,000	54,314
ON Semiconductor Corp.[1]	1,645,700	53,864
Skillz Inc., Class A1,3,5,6	1,599,282	26,848
Skillz Inc., Class A1,3,5	1,500,000	26,700
Flex Ltd.[1]	2,917,808	52,462
Nemetschek SE3	709,687	52,379
QAD Inc., Class A	728,879	46,051
Novanta Inc.[1]	380,300	44,959
Coforge Ltd.[3]	1,193,787	44,373
Disco Corp. (Japan)[3]	131,500	44,354
AIXTRON SE1,3	2,434,518	42,436
SMALLCAP World Fund — Page 2 of 26

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Silicon Laboratories Inc.[1]	324,000	$41,258
EVERTEC, Inc.	1,037,390	40,790
Asana, Inc., Class A1	1,377,293	40,699
LiveRamp Holdings, Inc.[1]	545,100	39,896
Concentrix Corp.[1]	399,314	39,412
BigCommerce Holdings, Inc., Series 1[1,4]	610,000	39,132
Zendesk, Inc.[1]	273,000	39,072
TravelSky Technology Ltd., Class H3	15,826,000	38,182
Pexip Holding ASA[1,3]	4,932,034	37,885
Teradata Corp.[1]	1,668,302	37,487
Appen Ltd.[3]	1,916,906	36,693
Trimble Inc.[1]	530,000	35,388
oRo Co., Ltd.[3,4]	804,200	34,233
CDK Global, Inc.	654,477	33,922
Fineos Corp Holdings PLC[1,3]	11,554,513	32,966
NHN KCP Corp.[3]	506,967	32,035
SailPoint Technologies Holdings, Inc.[1]	585,700	31,183
Paylocity Holding Corp.[1]	150,000	30,887
Fabrinet, non-registered shares[1]	379,209	29,423
Marqeta, Inc.[1,3,6,7]	1,653,393	29,249
Vontier Corp.[1]	850,000	28,390
Allegro Microsystems, Inc.[1,4]	1,053,500	28,086
Acacia Communications, Inc.[1]	380,000	27,725
Yappli, Inc.[1,3]	488,000	27,412
ALTEN SA, non-registered shares[1,3]	238,200	26,982
Maruwa Co., Ltd.[3]	236,500	26,521
RealPage, Inc.[1]	299,157	26,098
Conductor Technology Ltd.[1,2,3,6,7]	4,318,937	26,000
Smaregi, Inc.[1,3,4]	478,300	25,728
Venustech Group Inc., Class A3	5,493,430	24,598
908 Devices Inc.[1]	425,000	24,204
Renishaw PLC[1,3]	305,400	24,054
Semtech Corp.[1]	330,900	23,855
Dexerials Corp.[3]	1,756,100	22,985
FDM Group (Holdings) PLC[3]	1,415,000	21,788
Nagarro SE1,3,4	192,846	21,439
INFICON Holding AG3	23,396	21,342
Coupa Software Inc.[1]	61,500	20,843
GMO Payment Gateway, Inc.[3]	153,000	20,439
Cloudflare, Inc., Class A1	264,395	20,091
Crayon Group Holding ASA[1,3]	1,354,713	19,871
Tokai Carbon Korea Co., Ltd.[3]	170,664	19,736
Globalwafers Co., Ltd.[3]	777,000	19,663
Reply SpA[3]	165,939	19,369
Yext, Inc.[1]	1,187,449	18,667
Ming Yuan Cloud Group Holdings Ltd.[1,3]	2,743,000	16,973
Kulicke and Soffa Industries, Inc.	532,263	16,931
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H3	12,613,000	16,886
TTM Technologies, Inc.[1]	1,167,000	16,099
ASM Pacific Technology Ltd.[3]	1,131,279	14,933
Fair Isaac Corp.[1]	29,100	14,871
AAC Technologies Holdings Inc.[3]	2,629,000	14,794
Tyro Payments Ltd.[1,3]	5,959,155	14,666
Zebra Technologies Corp., Class A1	36,300	13,951
Hennge K.K.[1,3]	159,000	12,750
SMALLCAP World Fund — Page 3 of 26

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Pushpay Holdings Ltd.[1,3]	9,645,916	$12,550
nCino, Inc.[1,4]	167,500	12,129
eCloudvalley Digital Technology Co., Ltd.[3]	1,896,100	11,471
Thunderful Group AB1,3	850,000	8,379
SYNNEX Corp.	75,500	6,149
Foursquare Labs, Inc., Series A1,3,5,6,7	1,970,385	5,773
Sabre Corp.	371,400	4,464
Cloudera, Inc.[1]	296,400	4,123
Zuken Inc.[3]	139,300	3,886
Patreon, Inc., Class B1,3,6,7	189,951	3,249
		16,417,559
Health care 19.82%
Insulet Corp.[1]	3,213,201	821,391
NovoCure Ltd.[1]	3,783,697	654,731
Allakos Inc.[1,2]	3,990,538	558,675
Molina Healthcare, Inc.[1]	2,529,100	537,889
Haemonetics Corp.[1,2]	3,956,417	469,825
Notre Dame Intermédica Participações SA	24,071,929	363,058
Pacific Biosciences of California, Inc.[1,2]	12,763,094	331,075
Ultragenyx Pharmaceutical Inc.[1]	2,222,970	307,726
CanSino Biologics Inc., Class H1,3,4	10,536,204	241,145
Biohaven Pharmaceutical Holding Co. Ltd.[1]	2,681,782	229,856
GVS SpA[1,2,3]	12,010,629	223,732
Amplifon SpA[1,3]	5,286,500	219,068
Centene Corp.[1]	3,601,558	216,202
GW Pharmaceuticals PLC (ADR)[1,2,4]	1,799,395	207,668
DexCom, Inc.[1]	552,500	204,270
Zai Lab Ltd. (ADR)[1]	1,449,910	196,231
iRhythm Technologies, Inc.[1]	750,580	178,045
Mani, Inc.[2,3]	5,922,882	161,306
Agilon Health TopCo, Inc.[1,3,6,7]	131,143	158,276
Pharmaron Beijing Co., Ltd., Class H3	9,308,000	157,755
Silk Road Medical, Inc.[1,2]	2,483,600	156,417
Integra LifeSciences Holdings Corp.[1]	2,250,230	146,085
Health Catalyst, Inc.[1,2,4]	3,295,737	143,463
Fagron NV2,3	5,478,326	127,235
PRA Health Sciences, Inc.[1]	997,350	125,108
Vitrolife AB1,3	4,521,795	118,667
Exact Sciences Corp.[1]	890,000	117,916
Fisher & Paykel Healthcare Corp. Ltd.[3]	4,716,500	112,004
Nevro Corp.[1]	619,600	107,253
WuXi Biologics (Cayman) Inc.[1,3]	8,016,000	106,774
Metropolis Healthcare Ltd.[2,3]	3,872,946	104,131
Legend Biotech Corp., Class A1,3	3,968,666	55,879
Legend Biotech Corp., (ADR)[1]	1,705,067	48,015
Bluebird Bio, Inc.[1]	2,357,637	102,015
Twist Bioscience Corp.[1]	704,000	99,468
Editas Medicine, Inc.[1]	1,400,000	98,154
Globus Medical, Inc., Class A1	1,482,600	96,695
Allogene Therapeutics, Inc.[1]	3,772,069	95,207
Bachem Holding AG, Class B3	210,830	93,696
Revance Therapeutics, Inc.[1]	3,291,900	93,292
Cellectis SA (ADR)[1,2,4]	2,214,336	59,920
Cellectis SA, non-registered shares[1,2,3]	1,181,240	33,254
SMALLCAP World Fund — Page 4 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Kronos Bio, Inc.[1,2]	2,205,791	$65,887
Kronos Bio, Inc.[1,2,3]	928,792	26,078
Penumbra, Inc.[1]	508,744	89,030
Genus PLC[3]	1,519,000	87,272
CompuGroup Medical SE & Co. KGaA[3]	906,900	87,093
Natera, Inc.[1]	874,000	86,980
CRISPR Therapeutics AG1	560,910	85,881
Addus HomeCare Corp.[1]	721,500	84,480
New Frontier Health Corp., Class A1,2	9,313,186	80,093
Oak Street Health, Inc.[1]	1,293,500	79,110
Applied Molecular Transport Inc.[1,2,4]	2,522,043	77,603
Shandong Pharmaceutical Glass Co., Ltd., Class A3	9,680,563	74,420
Hutchison China MediTech Ltd. (ADR)[1]	2,271,707	72,740
Glaukos Corp.[1]	950,322	71,521
Max Healthcare Institute Ltd.[1,3]	35,633,496	68,641
Tandem Diabetes Care, Inc.[1]	701,800	67,148
Genmab A/S1,3	165,000	66,739
Cortexyme, Inc.[1,2,4]	2,353,382	65,377
Adaptive Biotechnologies Corp.[1]	1,077,200	63,695
Sysmex Corp.[3]	529,500	63,680
Gland Pharma Ltd.[1,3]	1,113,052	35,642
Gland Pharma Ltd.[1,3,5]	857,400	27,455
CONMED Corp.	561,300	62,866
Teladoc Health, Inc.[1]	312,466	62,481
Pulmonx Corp.[1,4]	904,430	62,424
Novavax, Inc.[1,4]	557,000	62,111
Shockwave Medical, Inc.[1]	585,000	60,676
Nakanishi Inc.[3]	2,724,000	59,808
MorphoSys AG, non-registered shares[1,3]	510,875	58,336
CellaVision AB, non-registered shares[1,2,3]	1,550,300	57,757
Guardant Health, Inc.[1]	409,500	52,776
Menicon Co., Ltd.[3]	865,500	52,458
Hikma Pharmaceuticals PLC[3]	1,521,400	52,407
Hangzhou Tigermed Consulting Co., Ltd., Class A3	2,107,152	52,221
Phreesia, Inc.[1]	945,659	51,311
Adaptimmune Therapeutics PLC (ADR)[1,2,4]	9,323,900	50,256
CELLINK AB, Class B1,3	1,749,188	49,829
Carl Zeiss Meditec AG, non-registered shares[3]	368,406	49,022
Revolution Medicines, Inc.[1]	1,228,000	48,617
Revenio Group Oyj, non-registered shares[3]	792,790	48,480
Madrigal Pharmaceuticals, Inc.[1,4]	428,422	47,628
STAAR Surgical Co.[1]	597,024	47,296
Ambu AS, Class B, non-registered shares[3,4]	1,070,500	46,222
Seer, Inc., Class A1,4	820,000	46,035
AddLife AB, Class B3	2,604,129	45,570
Certara, Inc.[1]	1,348,727	45,479
TG Therapeutics, Inc.[1]	850,000	44,217
Zentalis Pharmaceuticals, Inc.[1]	850,000	44,149
Flexion Therapeutics, Inc.[1,2]	3,823,000	44,117
NuVasive, Inc.[1]	766,000	43,149
Vir Biotechnology, Inc.[1,4]	1,599,738	42,841
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A3	2,147,081	42,178
Incyte Corp.[1]	474,000	41,229
Abcam PLC[3]	1,900,000	40,271
Inhibrx, Inc.[1,4]	1,200,000	39,564
SMALLCAP World Fund — Page 5 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Inari Medical, Inc.[1]	450,000	$39,281
Sosei Group Corp.[1,3,4]	2,204,400	38,493
KRKA, dd, Novo mesto[3]	335,262	37,497
Autolus Therapeutics PLC (ADR)[1,2,4]	4,178,494	37,356
Ocumension Therapeutics[1,3]	10,579,000	36,896
Hypera SA, ordinary nominative	5,561,283	36,671
Encompass Health Corp.	443,400	36,665
American Well Corp., Class A1,4	1,428,900	36,194
Acutus Medical, Inc.[1,4]	1,253,167	36,104
Asahi Intecc Co., Ltd.[3]	962,400	35,133
Genetron Holdings Ltd. (ADR)[1,4]	2,472,191	34,611
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	34,039
Precision BioSciences, Inc.[1,2]	4,062,000	33,877
Xenon Pharmaceuticals Inc.[1,2]	2,019,226	31,056
Zealand Pharma A/S1,3	810,749	29,451
Fleury SA, ordinary nominative	5,540,900	28,824
Acerta Pharma BV1,3,6,7	195,556,815	26,381
Hugel, Inc.[1,3]	145,571	25,186
Schrodinger, Inc.[1]	310,500	24,585
Medacta Group SA1,3	248,259	24,407
Syneos Health, Inc., Class A1	353,500	24,084
WIN-Partners Co., Ltd.[2,3]	1,982,700	23,720
Laurus Labs Ltd.[3]	4,880,345	23,694
Ironwood Pharmaceuticals, Inc., Class A1	2,030,000	23,122
UDG Healthcare PLC[3]	2,117,403	22,600
Chemed Corp.	42,000	22,370
Lupin Ltd.[3]	1,595,000	21,350
Global Blood Therapeutics, Inc.[1]	467,520	20,248
OdontoPrev SA, ordinary nominative	6,925,700	19,400
Grifols, SA, Class B (ADR)	616,400	11,367
Grifols, SA, Class A, non-registered shares[3]	270,000	7,882
Grail, Inc.[1,3,5,6,7]	1,939,479	19,084
Arjo AB, Class B3	2,478,100	18,923
Eargo, Inc.[1,4]	400,000	17,928
Alnylam Pharmaceuticals, Inc.[1]	137,700	17,897
Classys Inc.[3]	1,222,863	17,381
Black Diamond Therapeutics, Inc.[1]	525,000	16,826
NuCana PLC (ADR)[1,2,4]	3,664,931	16,456
Jacobio Pharmaceuticals Group Co., Ltd.[1,3]	8,876,100	16,212
Karuna Therapeutics, Inc.[1]	158,600	16,112
Altimmune, Inc.[1,4]	1,404,000	15,837
Deciphera Pharmaceuticals, Inc.[1]	270,000	15,409
Uniphar PLC[3]	5,107,000	14,859
Sarepta Therapeutics, Inc.[1]	86,500	14,747
Creo Medical Group PLC[1,3]	5,444,125	14,454
Berkeley Lights, Inc.[1,4]	152,308	13,618
Amvis Holdings, Inc.[3,4]	264,100	13,588
Scholar Rock Holding Corp.[1,4]	275,000	13,346
Rubius Therapeutics, Inc.[1,4]	1,533,396	11,638
HBM Holdings Ltd.[1,3]	8,500,000	11,578
Neurocrine Biosciences, Inc.[1]	97,515	9,347
GN Store Nord AS3	93,689	7,446
Galapagos NV1,3	62,989	6,198
Agios Pharmaceuticals, Inc.[1]	128,700	5,577
Amedisys, Inc.[1]	17,200	5,045
SMALLCAP World Fund — Page 6 of 26

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Paramount Bed Holdings Co., Ltd.[3]	107,500	$4,903
Bausch Health Companies Inc.[1]	200,000	4,160
Gossamer Bio, Inc.[1]	317,246	3,068
Neovasc Inc.[1]	247,102	235
Antares Vision SpA[1,3]	5,208	60
NMC Health PLC[1,3,6]	911,693	12
		13,083,406
Consumer discretionary 17.04%
Evolution Gaming Group AB3	10,198,331	1,033,971
TopBuild Corp.[1,2]	2,352,400	433,030
Floor & Decor Holdings, Inc., Class A1	4,331,200	402,152
YETI Holdings, Inc.[1,2]	5,678,663	388,818
Ocado Group PLC[1,3]	10,398,813	325,841
Just Eat Takeaway (EUR denominated)[1,3]	2,607,600	293,942
Helen of Troy Ltd.[1]	1,170,618	260,100
Five Below, Inc.[1]	1,479,402	258,866
Dollarama Inc.	6,015,000	245,155
DraftKings Inc., Class A1	4,993,954	232,519
IDP Education Ltd.[2,3]	14,269,619	218,588
Thor Industries, Inc.	2,315,800	215,346
Entain PLC[1,3]	12,457,444	193,372
Sushiro Global Holdings Ltd.[3]	4,772,000	182,257
Wyndham Hotels & Resorts, Inc.	3,000,601	178,356
BHG Group AB1,2,3,4	7,590,837	164,852
Jiumaojiu International Holdings Ltd.[1,3]	52,948,000	161,268
Shop Apotheke Europe NV, non-registered shares[1,3,4]	870,557	157,650
Pool Corp.	409,700	152,613
Arco Platform Ltd., Class A1	4,166,715	147,877
Six Flags Entertainment Corp.	4,193,532	142,999
Caesars Entertainment, Inc.[1]	1,775,000	131,829
Moncler SpA[1,3]	2,120,000	129,672
ASOS PLC[1,3]	1,941,257	127,197
Leslie’s, Inc.[1,4]	4,543,450	126,081
Strategic Education, Inc.[2]	1,290,000	122,976
zooplus AG, non-registered shares[1,2,3,4]	571,544	118,367
Bright Horizons Family Solutions Inc.[1]	678,549	117,382
Tube Investments of India Ltd.[2,3]	10,599,000	116,220
Domino’s Pizza Group PLC[2,3]	26,572,815	114,912
frontdoor, inc.[1]	2,068,000	103,834
Momo.com Inc.[3]	4,433,000	100,722
Mattel, Inc.[1]	5,700,000	99,465
KB Home	2,957,918	99,149
Wayfair Inc., Class A1,4	416,000	93,937
Jumbo SA3	5,206,161	90,656
Mercari, Inc.[1,3]	2,005,000	89,113
Norwegian Cruise Line Holdings Ltd.[1,4]	3,397,628	86,402
Ace Hardware Indonesia Tbk PT3	694,950,000	84,917
Kindred Group PLC (SDR)[1,3]	8,530,000	83,481
Lennar Corp., Class A	1,058,458	80,686
Lennar Corp., Class B	21,169	1,296
AcadeMedia AB2,3	7,897,375	81,566
Williams-Sonoma, Inc.	800,000	81,472
Musti Group Oyj[1,2,3]	2,682,804	80,399
Domino’s Pizza, Inc.	208,000	79,760
SMALLCAP World Fund — Page 7 of 26

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Everi Holdings Inc.[1,2]	5,770,406	$79,689
Purple Innovation, Inc., Class A1	2,403,000	79,155
Kontoor Brands, Inc.	1,910,000	77,470
Basic-Fit NV1,3	2,069,175	75,599
MIPS AB3	1,195,000	74,769
Vroom, Inc.[1,4]	1,743,300	71,423
Grand Canyon Education, Inc.[1]	753,200	70,130
WH Smith PLC[3]	3,265,000	67,492
Etsy, Inc.[1]	377,900	67,232
Games Workshop Group PLC[3]	420,000	64,271
Salvatore Ferragamo SpA[1,3]	3,308,523	64,022
Red Rock Resorts, Inc., Class A	2,531,956	63,400
Levi Strauss & Co., Class A	2,950,000	59,236
Cairn Homes PLC[1,2,3]	50,520,000	58,974
Trainline PLC[1,3]	9,163,000	58,220
POYA International Co., Ltd.[3]	2,795,527	57,218
Bajaj Electricals Ltd.[1,2,3]	6,823,607	57,192
Nien Made Enterprise Co., Ltd.[3]	4,920,000	57,146
B2W - Cia. Digital, ordinary nominative[1]	3,763,361	54,782
SSP Group PLC[3]	11,943,440	54,240
Flutter Entertainment PLC (GBP denominated)[3]	259,095	53,643
B&M European Value Retail SA3	7,408,252	52,316
China MeiDong Auto Holdings Ltd.[3]	12,776,000	51,943
MGM China Holdings, Ltd.[3,4]	29,188,648	50,165
Skechers USA, Inc., Class A1	1,350,000	48,519
China East Education Holdings Ltd.[3,4]	20,146,750	48,488
Tongcheng-Elong Holdings Ltd.[1,3]	24,515,800	47,494
M.D.C. Holdings, Inc.	967,528	47,022
Cie. Plastic Omnium SA3	1,348,533	46,815
Polaris Inc.	485,000	46,211
Toll Brothers, Inc.	1,043,184	45,347
OneSpaWorld Holdings Ltd.[2]	4,200,548	42,594
Gentex Corp.	1,253,000	42,514
Melco International Development Ltd.[3]	20,992,000	40,879
Century Communities, Inc.[1]	911,000	39,884
Watches of Switzerland Group PLC[1,3]	4,944,000	39,049
Westwing Group AG, non-registered shares[1,3]	952,000	38,520
Brunello Cucinelli SpA[1,3]	864,000	37,511
Darden Restaurants, Inc.	303,300	36,129
Adient PLC[1]	1,025,000	35,639
Terminix Global Holdings, Inc.[1]	670,000	34,177
D.R. Horton, Inc.	490,000	33,771
GoCo Group PLC[3]	18,018,634	31,659
Patrick Industries, Inc.	457,070	31,241
Cavco Industries, Inc.[1]	170,870	29,979
Gourmet Master Co. Ltd.[3]	5,787,000	29,055
Lojas Quero-Quero SA	9,000,000	28,260
Relaxo Footwears Ltd.[3]	2,462,720	27,304
Nokian Renkaat Oyj[3]	738,000	25,790
Beazer Homes USA, Inc.[1,2]	1,659,813	25,146
Cooper Tire & Rubber Co.	616,000	24,948
Nordstrom, Inc.[4]	760,000	23,720
Paltac Corp.[3]	434,000	23,619
Hilton Grand Vacations Inc.[1]	739,700	23,190
Countryside Properties PLC[3]	3,499,285	22,471
SMALLCAP World Fund — Page 8 of 26

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Mazda Motor Corp.[3]	3,264,000	$21,955
Harley-Davidson, Inc.	592,000	21,726
Macy’s, Inc.[4]	1,900,000	21,375
Elior Group SA3	3,087,500	20,854
Pets at Home Group PLC[3]	3,601,211	20,491
Vail Resorts, Inc.	71,000	19,806
Bloomberry Resorts Corp.[3]	111,616,700	18,856
MakeMyTrip Ltd., non-registered shares[1]	626,752	18,508
Graham Holdings Co., Class B	34,000	18,135
Thule Group AB1,3	468,600	17,514
Roland Corp.[3]	530,600	16,187
Kerry Express (Thailand) PCL, foreign registered[1,3]	9,750,000	16,028
Detsky Mir PJSC[3]	8,637,280	15,829
Jamna Auto Industries Ltd.[3]	17,988,741	15,171
Zhongsheng Group Holdings Ltd.[3]	2,121,500	15,125
Dalata Hotel Group PLC[1,3]	3,000,900	13,840
Aramark	356,556	13,720
Central Automotive Products Ltd.[3]	578,000	13,448
Del Taco Restaurants, Inc.[1]	1,438,200	13,030
Westlife Development Ltd.[1,3]	1,928,968	12,079
Cyrela Brazil Realty SA, ordinary nominative	1,587,200	9,008
Boot Barn Holdings, Inc.[1]	201,673	8,745
Winnebago Industries, Inc.	119,320	7,152
Chow Sang Sang Holdings International Ltd.[3]	5,812,700	6,601
Ryohin Keikaku Co., Ltd.[3]	293,100	5,988
Royal Caribbean Cruises Ltd.	78,017	5,827
Lojas Americanas SA, ordinary nominative	1,232,000	4,850
Coursera, Inc.[1,3,6,7]	238,412	3,576
Samsonite International SA1,3	1,350,000	2,399
Viomi Technology Co., Ltd. (ADR)[1,4]	375,000	1,931
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	559
BNN Technology PLC[1,2,3,6]	19,007,000	—[8]
		11,248,048
Industrials 15.23%
IMCD NV2,3	3,519,136	447,139
Meggitt PLC[1,2,3]	55,990,652	357,719
Nihon M&A Center Inc.[3]	5,081,080	340,027
NIBE Industrier AB, Class B3	10,352,143	339,936
VAT Group AG3	1,169,146	291,400
Harmonic Drive Systems Inc.[3]	3,038,800	271,862
Diploma PLC[2,3]	8,670,666	260,174
BELIMO Holding AG3	27,704	240,627
Wizz Air Holdings PLC[1,3]	3,799,955	237,327
Saia, Inc.[1]	1,169,208	211,393
MonotaRO Co., Ltd.[3]	3,988,100	202,780
Rexnord Corp.	5,128,000	202,505
Nolato AB, Class B1,3	1,917,992	193,934
Marel hf.[3]	30,225,360	186,381
Boyd Group Services Inc.[2,4]	1,077,671	185,885
Spirax-Sarco Engineering PLC[3]	1,186,028	183,308
Stericycle, Inc.[1]	2,510,450	174,049
Arcosa, Inc.[2]	2,829,389	155,418
BWX Technologies, Inc.	2,555,533	154,048
Japan Elevator Service Holdings Co., Ltd.[2,3]	5,618,054	143,040
SMALLCAP World Fund — Page 9 of 26

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Havells India Ltd.[3]	11,010,155	$138,148
IDEX Corp.	652,700	130,018
ManpowerGroup Inc.	1,408,000	126,973
Matson, Inc.[2]	2,174,000	123,853
BayCurrent Consulting, Inc.[3]	684,200	120,268
Alfen NV1,2,3	1,189,400	119,510
TransDigm Group Inc.[1]	190,000	117,582
International Container Terminal Services, Inc.[3]	44,009,076	113,209
Ever Sunshine Lifestyle Services Group Ltd.[3,4]	49,898,000	109,910
Japan Airport Terminal Co. Ltd.[3]	1,776,400	107,894
Guangzhou Baiyun International Airport Co. Ltd., Class A3	49,848,224	107,749
Armstrong World Industries, Inc.	1,404,811	104,504
Avon Rubber PLC[2,3]	2,387,963	103,424
Graco Inc.	1,374,000	99,409
Instalco AB2,3	3,151,210	96,040
Interpump Group SpA[3]	1,932,000	95,450
Kratos Defense & Security Solutions, Inc.[1]	3,376,853	92,627
Bingo Industries Ltd.[2,3]	49,082,191	92,413
Generac Holdings Inc.[1]	406,102	92,352
Watsco, Inc.	400,000	90,620
Masco Corp.	1,625,000	89,261
Willscot Mobile Mini Holdings Corp., Class A1	3,829,760	88,736
Sweco AB, Class B, non-registered shares[3]	4,824,600	88,542
Waste Connections, Inc.	840,000	86,159
Ceres Power Holdings PLC[1,3]	4,755,468	85,900
Lifco AB, Class B3	839,000	80,442
Woodward, Inc.	649,000	78,873
Granite Construction Inc.[2]	2,900,500	77,472
Hefei Meyer Optoelectronic Technology Inc., Class A3	11,400,472	77,361
IR Japan Holdings, Ltd.[3]	478,300	76,572
Grace Technology, Inc.[2,3,4]	1,135,800	76,341
Melrose Industries PLC[1,3]	30,830,657	75,191
TechnoPro Holdings, Inc.[3]	903,900	75,028
Atlas Corp.[4]	6,300,000	68,292
Aalberts NV, non-registered shares[3]	1,518,000	67,281
Trinity Industries, Inc.	2,513,238	66,324
Oshkosh Corp.	760,207	65,431
Kajaria Ceramics Ltd.[3]	6,527,902	63,081
TFI International Inc. (CAD denominated)	1,130,000	58,173
TFI International Inc.	68,200	3,518
Cleanaway Waste Management Ltd.[3]	30,002,998	54,534
Centre Testing International Group Co., Ltd.[3]	12,715,436	53,303
Kingspan Group PLC[1,3]	724,000	50,825
CAE Inc.	1,750,000	48,490
Plug Power Inc.[1]	1,423,666	48,277
AF Poyry, Class B1,3	1,553,500	47,507
CoStar Group, Inc.[1]	50,000	46,214
Upwork Inc.[1]	1,295,431	44,718
Barrett Business Services, Inc.[2]	610,765	41,660
Han’s Laser Technology Industry Group Co., Ltd., Class A3	6,321,881	41,426
Rumo SA1	11,166,735	41,363
FTI Consulting, Inc.[1]	353,100	39,448
Howden Joinery Group PLC[1,3]	4,143,379	39,126
Addtech AB, Class B3	2,907,036	38,489
Textron Inc.	780,000	37,697
SMALLCAP World Fund — Page 10 of 26

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
XP Power Ltd.[3]	583,458	$37,535
Air Lease Corp., Class A	835,600	37,117
Indutrade AB1,3	1,653,822	35,455
HomeServe PLC[3]	2,448,500	34,349
DO & CO AG, non-registered shares[1,3,4]	421,745	34,236
easyJet PLC[3]	3,000,000	34,222
Hensoldt AG1,3	1,947,810	33,259
The AZEK Company Inc., Class A1	864,400	33,236
LIXIL Corp.[3]	1,483,100	32,212
IAA, Inc.[1]	491,500	31,938
John Bean Technologies Corp.	278,785	31,745
BMC Stock Holdings, Inc.[1]	579,222	31,093
Grupo Aeroportuario del Sureste, SA de CV, Series B1,4	1,756,000	29,051
INVISIO AB3	950,000	28,877
Advanced Drainage Systems, Inc.	323,056	27,001
Interface, Inc.	2,541,658	26,687
Vicor Corp, Class A1	289,200	26,670
Pegasus Hava Tasimaciligi AS1,3	2,647,416	26,571
Coor Service Management Holding AB1,3	2,994,630	26,344
Array Technologies, Inc.[1]	593,200	25,591
Bravida Holding AB3	1,861,218	24,805
Montrose Environmental Group, Inc.[1]	788,989	24,427
Astral Poly Technik Ltd.[3]	958,957	23,472
PGT Innovations, Inc.[1]	1,133,000	23,045
TOMRA Systems ASA[3,4]	461,100	22,722
Haitian International Holdings Ltd.[3]	6,110,000	21,164
ICF International, Inc.	271,320	20,167
Imperial Logistics Ltd.[3]	7,386,000	18,795
Nitto Boseki Co., Ltd.[3]	414,000	18,287
Grafton Group PLC, units[1,3]	1,437,900	18,149
EnPro Industries, Inc.	233,971	17,669
Troax Group AB3	747,300	17,456
Azelio AB1,3,4	2,750,000	17,320
Hexagon Composites ASA[1,3]	2,338,807	14,970
Times Neighborhood Holdings Ltd.[3]	14,862,000	13,926
Boa Vista Servicos SA	5,562,400	13,547
McPhy Energy SA1,3	290,100	12,192
JELD-WEN Holding, Inc.[1]	415,000	10,524
Curtiss-Wright Corp.	79,500	9,250
Hydrogenpro AS1,3,4	980,500	6,990
		10,054,026
Financials 8.20%
Kotak Mahindra Bank Ltd.[1,3]	13,512,456	369,792
Cannae Holdings, Inc.[1,2]	7,332,537	324,611
Ares Management Corp., Class A	5,174,776	243,473
Bajaj Finance Ltd.[3]	3,257,000	236,545
SVB Financial Group[1]	606,500	235,219
Trupanion, Inc.[1]	1,703,000	203,866
RenaissanceRe Holdings Ltd.	1,058,600	175,537
Essent Group Ltd.	4,000,500	172,822
Janus Henderson Group PLC	5,305,041	172,467
South State Corp.	2,372,336	171,520
First Republic Bank	1,141,825	167,768
Capitec Bank Holdings Ltd.[1,3]	1,685,983	164,295
SMALLCAP World Fund — Page 11 of 26

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
East West Bancorp, Inc.	3,044,577	$154,390
AJ Bell PLC[3]	20,354,700	120,796
Aavas Financiers Ltd.[1,2,3]	4,894,706	113,662
Enstar Group Ltd.[1]	544,500	111,563
Seacoast Banking Corp. of Florida[1,2]	3,781,901	111,377
Focus Financial Partners Inc., Class A1	2,395,600	104,209
AU Small Finance Bank Ltd.[1,3]	7,968,100	93,537
Eurobank Ergasias Services and Holdings SA1,3	129,141,154	91,426
Radian Group Inc.	4,420,751	89,520
Upstart Holdings, Inc.[1,4]	2,050,000	83,538
Stifel Financial Corp.	1,477,350	74,547
Live Oak Bancshares, Inc.	1,561,093	74,089
TMX Group Ltd.	732,941	73,208
MarketAxess Holdings Inc.	124,909	71,268
Uzabase, Inc.[1,2,3]	1,930,100	67,084
Euronext NV3	585,333	64,494
Bolsa Mexicana de Valores, SAB de CV, Series A	26,939,545	63,844
Western Alliance Bancorporation	1,063,264	63,743
IIFL Wealth Management Ltd.[3]	4,350,654	60,281
AssetMark Financial Holdings, Inc.[1]	2,250,000	54,450
TCS Group Holding PLC (GDR)[3]	1,544,761	50,505
TCS Group Holding PLC (GDR)[3,5]	31,700	1,036
Independent Bank Group, Inc.	796,000	49,766
eGuarantee, Inc.[3]	2,256,400	49,228
NMI Holdings, Inc.[1]	2,147,927	48,651
The Bank of N.T. Butterfield & Son Ltd.	1,550,000	48,298
Waddell & Reed Financial, Inc., Class A	1,850,000	47,120
Multi Commodity Exchange of India Ltd.[3]	1,943,833	46,072
Indian Energy Exchange Ltd.[3]	14,190,655	44,336
VZ Holding AG3	465,000	42,462
City Union Bank Ltd.[3]	16,899,646	41,721
StepStone Group Inc., Class A1,4	994,100	39,565
eHealth, Inc.[1]	536,600	37,889
Webster Financial Corp.	851,600	35,895
Artisan Partners Asset Management Inc., Class A	705,000	35,490
Moelis & Co., Class A	719,000	33,620
Lemonade, Inc.[1,4]	252,000	30,870
Hiscox Ltd.[1,3]	2,060,606	28,410
Umpqua Holdings Corp.	1,785,500	27,032
Clarivate PLC[1]	880,090	26,147
Close Brothers Group PLC[3]	1,131,900	21,403
Hilltop Holdings Inc.	750,000	20,633
Victory Capital Holdings, Inc., Class A	812,000	20,146
Third Point Reinsurance Ltd.[1]	1,995,675	18,999
WealthNavi Inc.[1,3]	750,000	18,377
Funding Circle Holdings PLC[1,3]	14,196,606	17,440
Kinsale Capital Group, Inc.	87,020	17,415
The Tel Aviv Stock Exchange Ltd.[3]	3,360,182	17,126
Sabre Insurance Group PLC[3]	4,096,502	15,566
Moscow Exchange MICEX-RTS PJSC[3]	7,180,802	15,495
Greenhill & Co., Inc.[2]	1,169,700	14,200
Nova Ljubljanska banka dd (GDR)[1,3]	1,253,700	13,782
HDFC Asset Management Co., Ltd.[3]	319,780	12,810
Discovery Ltd.[3]	899,883	9,313
Fanhua Inc. (ADR)[4]	762,442	9,180
SMALLCAP World Fund — Page 12 of 26

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
MGIC Investment Corp.	662,526	$8,315
Huize Holding Ltd. (ADR)[1,4]	826,780	5,787
MJ Hudson Group PLC[1,3]	8,173,500	5,421
Regional, SAB de CV, Series A1	1,121,219	5,189
Cairo Mezz PLC[1,3]	2,333,333	357
		5,410,008
Consumer staples 3.01%
Emmi AG2,3	317,072	326,387
Grocery Outlet Holding Corp.[1,2]	5,386,182	211,408
Simply Good Foods Co., Class A1,2	6,651,000	208,575
Raia Drogasil SA, ordinary nominative	39,521,460	190,524
Freshpet, Inc.[1]	1,169,632	166,076
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A3	15,721,895	160,677
Kotobuki Spirits Co., Ltd.[3]	1,483,200	77,195
Milbon Co., Ltd.[3]	1,015,000	64,748
COSMOS Pharmaceutical Corp.[3]	397,806	64,266
Fevertree Drinks PLC[3]	1,852,300	64,146
Nu Skin Enterprises, Inc., Class A	800,000	43,704
Hotel Chocolat Group PLC[2,3]	7,486,000	43,132
Hilton Food Group PLC[3]	2,712,967	41,358
Bakkafrost P/F1,3	517,500	36,961
AAK AB3	1,670,950	33,698
Vector Group Ltd.	2,813,000	32,771
Fresh Del Monte Produce Inc.	1,359,700	32,728
Bid Corp. Ltd.[3]	1,640,857	29,468
Varun Beverages Ltd.[3]	2,175,548	27,294
United Spirits Ltd.[1,3]	2,969,361	23,541
Zur Rose Group AG1,3	64,000	20,445
PZ Cussons PLC[3]	6,017,310	18,949
Avenue Supermarts Ltd.[1,3]	417,313	15,782
Cranswick PLC[3]	321,193	15,467
Nomad Foods Ltd.[1]	500,000	12,710
Century Pacific Food, Inc.[3]	25,901,000	9,491
Beyond Meat, Inc.[1,4]	73,395	9,174
Chengdu Hongqi Chain Co., Ltd.[3]	6,147,395	6,223
		1,986,898
Communication services 2.76%
Iridium Communications Inc.[1,2]	6,958,927	273,660
Iridium Communications Inc.[1,2,5]	636,132	25,016
New York Times Co., Class A	3,865,100	200,096
Bandwidth Inc., Class A1	1,119,400	172,018
Altice Europe NV, Class A1,3	22,370,000	145,641
Yandex NV, Class A1	1,530,000	106,457
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	68,145
DIP Corp.[3]	2,421,600	64,806
Capcom Co., Ltd.[3]	913,500	59,392
Kahoot! AS1,3	5,170,000	57,385
Cable One, Inc.	25,321	56,408
JCDecaux SA1,3	2,210,000	50,481
HUYA, Inc. (ADR)[1,4]	2,330,327	46,443
JOYY Inc., Class A (ADR)	562,000	44,949
Nordic Entertainment Group AB, Class B1,3	717,450	40,072
Daily Mail and General Trust PLC, Class A, nonvoting shares[3]	3,245,300	33,077
SMALLCAP World Fund — Page 13 of 26

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
World Wrestling Entertainment, Inc., Class A	672,000	$32,290
Direct Marketing MiX Inc.[2,3,4]	1,254,200	31,956
CTS Eventim AG & Co. KGaA[1,3]	471,400	31,332
Square Enix Holdings Co., Ltd.[3]	449,900	27,301
CarGurus, Inc., Class A1	810,000	25,701
Kamakura Shinsho, Ltd.[2,3,4]	2,297,900	25,479
Zee Entertainment Enterprises Ltd.[3]	7,932,200	24,357
Bengo4.com, Inc.[1,3]	241,100	23,983
Pebble Group PLC[1,2,3]	13,396,071	23,859
Indus Towers Ltd.[3]	7,487,077	23,628
Tata Communications Ltd.[3]	1,445,000	21,826
Euskaltel, SA, non-registered shares[3]	1,330,000	14,212
Adevinta ASA[1,3]	798,911	13,414
Cardlytics, Inc.[1]	83,500	11,921
IMAX China Holding, Inc.[3,4]	6,862,500	11,621
HKBN Ltd.[3]	7,235,000	11,202
Enad Global 7 AB1,3	748,500	11,150
MTN Group Ltd.[3,4]	1,458,066	5,979
Zegona Communications PLC[3]	3,300,304	4,739
		1,819,996
Materials 1.89%
Navin Fluorine International Ltd.[2,3]	3,485,500	125,451
Nanofilm Technologies International Ltd.[1,3]	32,159,100	107,067
CCL Industries Inc., Class B, nonvoting shares	2,262,200	102,705
PI Industries Ltd.[3]	2,510,208	75,590
Lundin Mining Corp.	8,514,400	75,585
Valvoline Inc.	2,932,300	67,853
Re:NewCell AB1,2,3	2,104,500	58,191
JCU Corp.[2,3]	1,494,400	57,637
LANXESS AG3	705,240	54,080
Huntsman Corp.	1,735,000	43,618
Axalta Coating Systems Ltd.[1]	1,399,600	39,959
Fasadgruppen Group AB1,2,3	3,543,900	37,861
Vidrala, SA, non-registered shares[3]	268,335	31,117
EPL Ltd.[3]	8,419,273	29,064
Venator Materials PLC[1,2]	8,538,871	28,264
Aluflexpack AG1,3	726,399	27,997
Berger Paints India Ltd.[3]	2,500,993	26,029
Gulf Oil Lubricants India Ltd.[2,3]	2,543,519	25,063
Croda International PLC[3]	267,795	24,194
Industrias Penoles, SAB de CV	1,340,000	22,678
Arkema SA3	197,500	22,575
H.B. Fuller Co.	430,000	22,308
SK Materials Co., Ltd.[3]	64,300	21,214
Alcoa Corp.[1]	910,000	20,976
Allegheny Technologies Inc.[1]	1,227,223	20,581
Symrise AG3	148,000	19,575
China BlueChemical Ltd., Class H3	109,900,000	17,442
Royal Gold, Inc.	118,000	12,550
Excelsior Mining Corp.[1,2]	12,868,000	11,322
Sandstorm Gold Ltd.[1]	1,361,300	9,761
SMALLCAP World Fund — Page 14 of 26

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Gerdau SA (ADR)[4]	2,011,500	$9,394
Shandong Sinocera Functional Material Co., Ltd., Class A3	72,100	498
		1,248,199
Real estate 1.38%
Altus Group Ltd.[2]	3,239,081	125,044
Embassy Office Parks REIT[3]	22,010,000	103,937
Colony Capital, Inc. REIT, Class A	17,390,807	83,650
Concentradora Fibra Danhos REIT, SA de CV	50,327,700	61,508
JHSF Participações SA2	40,035,711	60,198
MGM Growth Properties LLC REIT, Class A	1,767,000	55,307
K-Fast Holding AB, Class B1,2,3	1,632,678	52,853
SRE Holdings Corp.[1,2,3]	998,500	40,083
Mindspace Business Parks REIT[1,3]	5,727,200	25,088
Mindspace Business Parks REIT[1,3,5]	3,272,800	14,050
Cousins Properties Inc. REIT	1,016,286	34,046
FirstService Corp.	200,000	27,374
Samhallsbyggnadsbolaget i Norden AB, Class B3,4	7,264,000	25,285
Poly Property Services Co., Ltd., Class H3,4	3,070,600	24,213
WHA Corp. PCL[3]	233,967,400	23,577
Hibernia REIT PLC[3]	16,260,000	23,005
Redwood Trust, Inc. REIT	2,562,000	22,494
Mitre Realty Empreendimentos E Participações SA1,2	6,168,863	20,190
Park Hotels & Resorts Inc. REIT	1,131,700	19,409
Shimao Services Holdings Ltd.[1,3]	11,265,000	17,379
Pebblebrook Hotel Trust REIT	852,400	16,025
Genova Property Group AB1,3	1,384,600	12,408
Americold Realty Trust REIT	217,800	8,130
DoubleDragon Properties Corp.[1,3]	21,118,627	6,552
BR Malls Participacoes SA, ordinary nominative[1]	3,357,560	6,399
Morguard Corp.	23,400	2,122
Cyrela Commercial Properties SA, ordinary nominative	765,746	2,020
Sobha Ltd.[3]	32,235	183
		912,529
Energy 0.89%
New Fortress Energy Inc., Class A4	2,340,000	125,401
Cimarex Energy Co.	1,971,000	73,932
Parsley Energy, Inc., Class A	5,026,000	71,369
Petronet LNG Ltd.[3]	17,731,356	60,244
Worley Ltd.[3]	5,701,172	50,521
Apache Corp.	2,478,500	35,170
Cactus, Inc., Class A	1,249,900	32,585
Equitrans Midstream Corp.	3,674,309	29,542
Denbury Inc.[1]	855,000	21,965
Viper Energy Partners LP	1,455,000	16,907
Venture Global LNG, Inc., Series C1,3,5,6,7	4,240	16,029
Magnolia Oil & Gas Corp., Class A1	2,000,000	14,120
Savannah Energy PLC[1,2,3]	64,599,102	12,075
Hexagon Purus LLC[1,3]	1,600,821	9,317
Inter Pipeline Ltd.[4]	960,000	8,952
Cosan Ltd., Class A	361,000	6,653
Diamondback Energy, Inc.	50,000	2,420
		587,202
SMALLCAP World Fund — Page 15 of 26

unaudited
Common stocks (continued) Utilities 0.15%	Shares	Value (000)
Neoenergia SA	14,573,000	$49,435
ENN Energy Holdings Ltd.[3]	3,166,000	46,470
Mytrah Energy Ltd.[1,2,3,6]	10,418,000	143
		96,048
Total common stocks (cost: $31,118,290,000)		62,863,919
Preferred securities 1.29% Information technology 0.54%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,3,6,7]	9,415,404	166,558
Avidxchange, Inc., Series F, preferred shares[1,2,3,6,7]	2,159,548	105,844
Gitlab Inc., Series E, preferred shares[1,3,6,7]	1,044,048	41,762
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares[1,3,6,7]	4,005,527	23,253
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative, preferred shares[1,3,6,7]	634,437	3,683
Patreon, Inc., Series E, preferred shares[1,3,6,7]	698,208	11,944
Patreon, Inc., Series Seed, preferred shares[1,3,6,7]	163,096	2,790
		355,834
Industrials 0.30%
Azul SA, preferred nominative (ADR)[1,4]	6,884,081	157,095
Azul SA, preferred nominative[1]	771,000	5,833
Relativity Space, Inc., Series D, preferred shares[1,3,6,7]	2,143,751	32,000
		194,928
Health care 0.27%
Sartorius AG, nonvoting preferred, non-registered shares[3]	395,000	165,561
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares[1,3,6,7]	4,397,107	12,346
		177,907
Consumer discretionary 0.11%
Made.com Design Ltd., Series C-4, preferred shares[1,2,3,6,7]	2,067,967	48,217
Grove Collaborative, Inc., Series E, preferred shares[1,3,6,7]	2,611,018	26,000
		74,217
Financials 0.07%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,3,6]	13,618	48,818
Total preferred securities (cost: $519,826,000)		851,704
Rights & warrants 0.02% Consumer staples 0.02%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,3,5]	925,013	11,068
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[1,3,6,7]	1,163,990	545
Consumer discretionary 0.00%
DraftKings Inc., warrants, expire 2025[1,3]	12,172	430
Total rights & warrants (cost: $10,936,000)		12,043
SMALLCAP World Fund — Page 16 of 26

unaudited
Convertible stocks 0.18% Consumer discretionary 0.08%	Shares	Value (000)
Coursera, Inc., Series E, 8.00% noncumulative, convertible preferred shares[3,6,7]	2,083,333	$35,417
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares[3,6,7]	450,000	7,650
Coursera, Inc., Series B, noncumulative, convertible preferred shares[3,6,7]	365,581	6,215
Coursera, Inc., Series F, noncumulative, convertible preferred shares[3,6,7]	135,838	2,309
		51,591
Communication services 0.08%
Nextdoor Inc., Series H, convertible preferred shares[3,5,6,7]	1,512,513	50,442
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[2,3,6,7]	3,468,862	14,014
Total convertible stocks (cost: $88,264,000)		116,047
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Energy 0.01%	Principal amount (000)
Weatherford International PLC 8.75% 2024[5]	$1,912	1,920
Weatherford International PLC 11.00% 2024[5]	5,093	3,985
		5,905
Total bonds, notes & other debt instruments (cost: $6,802,000)		5,905
Short-term securities 4.36% Money market investments 4.36%	Shares
Capital Group Central Cash Fund 0.12%[2,9]	22,432,500	2,243,474
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[9,10]	206,700,000	206,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[9,10]	200,400,000	200,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	100,574,820	100,575
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,10]	68,900,000	68,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	28,100,000	28,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[9,10]	18,700,000	18,700
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	9,300,000	9,300
		2,876,149
Total short-term securities (cost: $2,875,862,000)		2,876,149
Total investment securities 101.10% (cost: $34,619,980,000)		66,725,767
Other assets less liabilities (1.10)%		(723,517)
Net assets 100.00%		$66,002,250
SMALLCAP World Fund — Page 17 of 26

unaudited
Investments in affiliates2

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Common stocks 19.89%
Information technology 4.70%
Smartsheet Inc., Class A1	$339,768	$7,161	$—	$—	$139,494	$486,423	$—
SimCorp AS3	287,448	10,103	2,484	(188)	38,021	332,900	—
Netcompany Group AS, non-registered shares[1,3]	261,807	—	14,463	7,817	50,974	306,135	—
Fortnox AB3	143,848	—	—	—	123,577	267,425	—
Net One Systems Co., Ltd.[3]	313,706	—	16,497	5,906	(73,437)	229,678	—
Bottomline Technologies, Inc.[1]	146,392	4,527	—	—	37,590	188,509	—
Network International Holdings PLC[1,3]	102,957	43,268	1,139	(98)	39,009	183,997	—
Carel Industries SpA[3]	165,092	—	12,212	5,321	10,487	168,688	—
SHIFT Inc.[1,3]	149,519	14,654	7,674	4,212	(16,542)	144,169	—
GB Group PLC[3,4]	96,159	—	—	—	40,437	136,596	431
Megaport Ltd.[1,3]	139,672	—	11,403	8,522	(15,628)	121,163	—
eMemory Technology Inc.[3]	71,353	5,332	—	—	15,081	91,766	—
Paya Holdings Inc., Class A1,3,4,5	—	50,000	—	—	13,826	63,826	—
Paya Holdings Inc., Class A1	—	14,821	—	—	1,475	16,296	—
Unifiedpost Group SA1,3	51,564	10,573	—	—	12,304	74,441	—
PAR Technology Corp.[1,4]	39,764	5,190	—	—	25,256	70,210	—
Computer Age Management Services Ltd.[3]	—	53,404	—	—	15,867	69,271	116
Tanla Platforms Ltd.[3]	—	38,209	—	—	27,417	65,626	—
LPKF Laser & Electronics AG, non-registered shares[3]	42,521	—	—	—	15,115	57,636	—
Conductor Technology Ltd.[1,3,6,7]	—	26,000	—	—	—	26,000	—
CANCOM SE, non-registered shares[3,4,11]	148,833	—	74,156	(18,266)	5,093	—	—
Nuvei Corp., subordinate voting shares[1,5,11]	83,460	—	58,727	7,331	(32,064)	—	—
Yext, Inc.[1,11]	107,110	—	103,724	26,711	(11,430)	—	—
						3,100,755
Health care 4.83%
Allakos Inc.[1]	311,345	23,164	11,873	2,302	233,737	558,675	—
Haemonetics Corp.[1]	313,334	38,950	—	—	117,541	469,825	—
Pacific Biosciences of California, Inc.[1]	135,169	—	22,477	17,586	200,797	331,075	—
GVS SpA[1,3]	160,421	42,320	40,835	—	61,826	223,732	—
GW Pharmaceuticals PLC (ADR)[1,4]	175,171	—	—	—	32,497	207,668	—
Mani, Inc.[3]	169,994	—	7,863	(351)	(474)	161,306	—
Silk Road Medical, Inc.[1]	166,923	—	—	—	(10,506)	156,417	—
Health Catalyst, Inc.[1,4]	120,624	—	—	—	22,839	143,463	—
Fagron NV3	138,130	—	—	—	(10,895)	127,235	—
Metropolis Healthcare Ltd.[3]	94,292	—	—	—	9,839	104,131	—
Cellectis SA (ADR)[1,4]	40,965	—	—	—	18,955	59,920	—
Cellectis SA, non-registered shares[1,3]	21,878	—	—	—	11,376	33,254	—
Kronos Bio, Inc.[1]	—	45,433	—	—	20,454	65,887	—
Kronos Bio, Inc.[1,3]	—	15,000	—	—	11,078	26,078	—
New Frontier Health Corp., Class A1	—	93,132	—	—	(13,039)	80,093	—
New Frontier Health Corp., Class A1,5	71,060	—	93,132	—	22,072	—	—
Applied Molecular Transport Inc.[1,4]	80,251	—	—	—	(2,648)	77,603	—
Cortexyme, Inc.[1,4]	117,669	—	—	—	(52,292)	65,377	—
CellaVision AB, non-registered shares[1,3]	62,142	—	—	—	(4,385)	57,757	—
Adaptimmune Therapeutics PLC (ADR)[1,4]	74,405	—	—	—	(24,149)	50,256	—
Flexion Therapeutics, Inc.[1]	39,797	—	—	—	4,320	44,117	—
Autolus Therapeutics PLC (ADR)[1,4]	48,638	—	—	—	(11,282)	37,356	—
SMALLCAP World Fund — Page 18 of 26

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Precision BioSciences, Inc.[1]	$25,022	$—	$—	$—	$8,855	$33,877	$—
Xenon Pharmaceuticals Inc.[1]	22,353	—	—	—	8,703	31,056	—
WIN-Partners Co., Ltd.[3]	19,422	—	—	—	4,298	23,720	—
NuCana PLC (ADR)[1,4]	18,948	—	—	—	(2,492)	16,456	—
Neovasc Inc.[1,11]	2,476	—	710	(2,535)	1,004	—	—
Revenio Group Oyj, non-registered shares[3,11]	63,690	—	28,336	16,542	(3,416)	—	—
						3,186,334
Consumer discretionary 3.19%
TopBuild Corp.[1]	403,067	12,205	14,852	8,934	23,676	433,030	—
YETI Holdings, Inc.[1]	226,417	49,312	9,137	3,309	118,917	388,818	—
IDP Education Ltd.[3]	194,977	—	—	—	23,611	218,588	—
BHG Group AB1,3,4	120,598	—	14,095	9,369	48,980	164,852	—
Strategic Education, Inc.	138,028	—	19,427	(16,960)	21,335	122,976	774
zooplus AG, non-registered shares[1,3,4]	106,273	—	—	—	12,094	118,367	—
Tube Investments of India Ltd.[3]	50,583	49,772	—	—	15,865	116,220	—
Domino’s Pizza Group PLC[3]	124,794	—	—	—	(9,882)	114,912	—
AcadeMedia AB3	65,102	—	—	—	16,464	81,566	1,389
Musti Group Oyj[1,3]	54,475	11,475	—	—	14,449	80,399	—
Everi Holdings Inc.[1]	39,528	8,806	—	—	31,355	79,689	—
Cairn Homes PLC[1,3]	46,064	—	—	—	12,910	58,974	—
Bajaj Electricals Ltd.[1,3]	46,868	—	—	—	10,324	57,192	—
OneSpaWorld Holdings Ltd.	24,501	2,678	—	—	15,415	42,594	—
Beazer Homes USA, Inc.[1]	21,910	—	—	—	3,236	25,146	—
BNN Technology PLC[1,3,6]	—[8]	—	—	—	—	—[8]	—
Evolution Gaming Group AB3,11	653,356	—	51,675	37,917	296,523	—	—
GoCo Group PLC[3,11]	30,969	—	7,493	1,682	6,501	—	—
Shop Apotheke Europe NV, non-registered shares[1,3,4,11]	152,474	—	—	—	5,176	—	—
Trainline PLC[1,3,11]	132,167	—	81,416	(12,636)	20,105	—	—
						2,103,323
Industrials 3.45%
IMCD NV3	419,005	—	—	—	28,134	447,139	—
Meggitt PLC[1,3]	147,363	49,565	—	—	160,791	357,719	—
Diploma PLC[3]	217,621	59,107	30,520	—	13,966	260,174	3,474
Boyd Group Services Inc.[4]	166,456	—	—	—	19,429	185,885	119
Arcosa, Inc.	108,252	18,695	—	—	28,471	155,418	125
Japan Elevator Service Holdings Co., Ltd.[3]	97,944	—	—	—	45,096	143,040	—
Matson, Inc.	87,156	—	—	—	36,697	123,853	500
Alfen NV1,3	81,133	—	6,265	5,208	39,434	119,510	—
Avon Rubber PLC[3]	130,603	—	—	—	(27,179)	103,424	—
Instalco AB3	71,427	—	1,573	1,076	25,110	96,040	—
Bingo Industries Ltd.[3]	85,378	—	—	—	7,035	92,413	—
Granite Construction Inc.	40,979	12,088	—	—	24,405	77,472	377
Grace Technology, Inc.[3,4]	50,981	6,989	—	—	18,371	76,341	—
Barrett Business Services, Inc.	21,658	12,319	—	—	7,683	41,660	183
Greaves Cotton Ltd.[3,11]	13,291	—	13,277	(13,401)	13,387	—	—
						2,280,088
SMALLCAP World Fund — Page 19 of 26

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Financials 0.96%
Cannae Holdings, Inc.[1]	$273,210	$—	$—	$—	$51,401	$324,611	$—
Aavas Financiers Ltd.[1,3]	95,244	—	—	—	18,418	113,662	—
Seacoast Banking Corp. of Florida[1]	64,582	4,376	—	—	42,419	111,377	—
Uzabase, Inc.[1,3]	69,504	—	—	—	(2,420)	67,084	—
Greenhill & Co., Inc.	13,276	—	—	—	924	14,200	58
Trupanion, Inc.[1,11]	220,565	—	95,154	76,373	2,081	—	—
						630,934
Consumer staples 1.20%
Emmi AG3	315,972	—	—	—	10,415	326,387	—
Grocery Outlet Holding Corp.[1]	181,783	32,357	—	—	(2,732)	211,408	—
Simply Good Foods Co., Class A1	146,655	—	—	—	61,920	208,575	—
Hotel Chocolat Group PLC[3]	34,294	—	—	—	8,838	43,132	—
						789,502
Communication services 0.57%
Iridium Communications Inc.[1]	178,010	—	—	—	95,650	273,660	—
Iridium Communications Inc.[1,5]	16,272	—	—	—	8,744	25,016	—
Direct Marketing MiX Inc.[3,4]	—	32,133	—	—	(177)	31,956	60
Kamakura Shinsho, Ltd.[3,4]	20,275	—	—	—	5,204	25,479	—
Pebble Group PLC[1,3]	13,569	—	—	—	10,290	23,859	—
						379,970
Materials 0.52%
Navin Fluorine International Ltd.[3]	105,113	—	—	—	20,338	125,451	235
Re:NewCell AB1,3	—	20,450	—	—	37,741	58,191	—
JCU Corp.[3]	60,133	—	10,222	3,779	3,947	57,637	—
Fasadgruppen Group AB1,3	—	25,106	—	—	12,755	37,861	—
Venator Materials PLC[1]	15,195	1,275	—	—	11,794	28,264	—
Gulf Oil Lubricants India Ltd.[3]	21,229	1,290	—	—	2,544	25,063	—
Excelsior Mining Corp.[1]	6,572	—	—	—	4,750	11,322	—
Aluflexpack AG1,3,11	23,928	—	6,226	2,497	7,798	—	—
						343,789
Real estate 0.45%
Altus Group Ltd.	134,523	69	—	—	(9,548)	125,044	379
JHSF Participações SA	49,903	—	—	—	10,295	60,198	481
K-Fast Holding AB, Class B1,3	43,130	—	—	—	9,723	52,853	—
SRE Holdings Corp.[1,3]	—	32,001	—	—	8,082	40,083	—
Mitre Realty Empreendimentos E Participações SA1	14,522	—	—	—	5,668	20,190	—
Cyrela Commercial Properties SA, ordinary nominative[11]	19,160	—	20,717	(15,443)	19,020	—	944
Foxtons Group PLC[1,3,11]	8,532	—	7,923	(3,693)	3,084	—	—
WHA Corp. PCL[3,11]	75,192	—	53,599	(1,988)	3,972	—	284
						298,368
Energy 0.02%
Savannah Energy PLC[1,3]	8,759	—	—	—	3,316	12,075	—
Utilities 0.00%
Mytrah Energy Ltd.[1,3,6]	135	—	—	—	8	143	—
Total common stocks						13,125,281
SMALLCAP World Fund — Page 20 of 26

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Preferred securities 0.23%
Information technology 0.16%
Avidxchange, Inc., Series F, preferred shares[1,3,6,7]	$105,844	$—	$—	$—	$—	$105,844	$—
Consumer discretionary 0.07%
Made.com Design Ltd., Series C-4, preferred shares[1,3,6,7]	46,537	—	—	—	1,680	48,217	—
Total preferred securities						154,061
Rights & warrants 0.00%
Health care 0.00%
Neovasc Inc., warrants, expire 2025[1,3,11]	47	—	1	1	(47)	—	—
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[3,6,7]	13,945	—	—	—	69	14,014	—
Short-term securities 3.40%
Money market investments 3.40%
Capital Group Central Cash Fund 0.12%[9]	1,519,845	2,569,106	1,845,477	5	(5)	2,243,474	610
Total 23.54%				$166,841	$2,712,378	$15,536,830	$10,539
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $27,832,866,000, which represented 42.17% of the net assets of the fund. This amount includes $26,625,615,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	All or a portion of this security was on loan. The total value of all such securities was $937,409,000, which represented 1.42% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $307,517,000, which represented .47% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 12/31/2020.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Unaffiliated issuer at 12/31/2020.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	$78,500	$166,558.25%
Marqeta, Inc.	8/17/2020	13,785	29,249.04
Agilon Health TopCo, Inc.	1/4/2019-3/4/2020	50,494	158,276.24
Avidxchange, Inc., Series F, preferred shares	12/26/2019	105,844	105,844.16
Coursera, Inc., Series E, 8.00% noncumulative, convertible preferred shares	4/23/2019	25,000	35,417.05
Coursera, Inc., Series C, 8.00% noncumulative, convertible preferred shares	2/20/2020	5,400	7,650.01
Coursera, Inc. Series B, noncumulative, convertible preferred shares	8/12/2020	5,721	6,215.01
Coursera, Inc.	8/12/2020	3,731	3,576.01
Coursera, Inc. Series F, noncumulative, convertible preferred shares	7/15/2020	2,309	2,309.00
Nextdoor Inc., Series H, convertible preferred shares	5/8/2019	30,833	50,442.08
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	48,217.07
Gitlab Inc., Series E, preferred shares	9/11/2019	19,450	41,762.06
SMALLCAP World Fund — Page 21 of 26

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Relativity Space, Inc., Series D, preferred shares	11/20/2020	$32,000	$32,000.05%
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares	3/20/2020	20,000	23,253.04
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative, preferred shares	12/22/2020	3,683	3,683.01
Acerta Pharma BV	5/7/2014	11,250	26,381.04
Conductor Technology Ltd.	10/19/2020	26,000	26,000.04
Grove Collaborative, Inc., Series E, preferred shares	11/3/2020	26,000	26,000.04
Grail, Inc.	4/17/2020	9,907	19,084.03
Patreon, Inc., Series E, preferred shares	9/1/2020	11,944	11,944.02
Patreon, Inc., Class B	10/26/2020-10/27/2020	3,255	3,249.01
Patreon, Inc., Series Seed, preferred shares	9/16/2020	2,790	2,790.00
Venture Global LNG, Inc., Series C	5/1/2015	12,720	16,029.02
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	14,014.02
PACT Pharma, Inc., Series C, 8% noncumulative, preferred shares	2/7/2020	9,000	12,346.02
Foursquare Labs, Inc., Series A	12/3/2013	20,000	5,773.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	545.00
Total private placement securities		$ 589,944	$ 878,606	1.33%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
SMALLCAP World Fund — Page 22 of 26

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2020 (dollars in thousands):
SMALLCAP World Fund — Page 23 of 26

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,081,091	$6,245,349	$91,119	$16,417,559
Health care	9,481,517	3,398,136	203,753	13,083,406
Consumer discretionary	5,707,280	5,537,192	3,576	11,248,048
Industrials	3,510,100	6,543,926	—	10,054,026
Financials	3,577,236	1,832,772	—	5,410,008
Consumer staples	907,670	1,079,228	—	1,986,898
Communication services	1,063,104	756,892	—	1,819,996
Materials	487,554	760,645	—	1,248,199
Real estate	543,916	368,613	—	912,529
Energy	439,016	132,157	16,029	587,202
Utilities	49,435	46,470	143	96,048
Preferred securities	162,928	165,561	523,215	851,704
Rights & warrants	—	11,498	545	12,043
Convertible stocks	—	—	116,047	116,047
Bonds, notes & other debt instruments	—	5,905	—	5,905
Short-term securities	2,876,149	—	—	2,876,149
Total	$38,886,996	$26,884,344	$954,427	$66,725,767
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2020 (dollars in thousands):
	Beginning value at 10/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3*	Ending value at 12/31/2020
Investment securities	$ 706,252	$—	$ 156,819	$ (23,317)	$—	$ 114,673	$—	$ 954,427
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2020								$ 116,488
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 24 of 26

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$ 314,620	Liquidation value	N/A	N/A	N/A	N/A
			Preferred share transaction price	N/A	N/A	N/A
			Preferred share original issue price	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
		Recent market information	Quoted price	N/A	N/A	N/A
			DLOM	16% - 17%	16%	Decrease
		Expected proceeds	Discount rate	10%	10%	Decrease
			Expected proceeds	N/A	N/A	N/A
			DLOM	15%	15%	Decrease
		Market comparable companies	Price/Cash flow multiple	8.8x	8.8x	Increase
			Price/Sales multiple	3.0x	3.0x	Increase
			DLOM	23% - 25%	23%	Decrease
			$ per one billion Btu	$ 2.25	$ 2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	523,215	Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	67%	N/A	N/A
			Weight ascribed to discounted cash flow	33%	N/A	N/A
		Market comparable companies	DLOM	23%	23%	Decrease
			EV/Sales multiple	3.8x	3.8x	Increase
			Market comparables discount	20%	20%	Decrease
		Discounted cash flow	DLOM	23%	23%	Decrease
			Revenue CAGR	22%	22%	Increase
			WACC	10.5%	10.5%	Decrease
Rights & warrants	545	Black-Scholes	Underlying share price	2.93	2.93	Increase
			Implied volatility	30%	30%	Increase
Convertible stocks	116,047	Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	EV/Sales multiple	15.8x - 24.4x	22.5x	Increase
			Adjustment based on market movement increase	12%	12%	Increase
			DLOM	20%	20%	Decrease
			Discount to revenue	50%	50%	Decrease
			Market comparables discount	30%	30%	Decrease
	$ 954,427
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

SMALLCAP World Fund — Page 25 of 26

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Btu = British thermal unit
CAD = Canadian dollars
CAGR = Compound annual growth rate
DLOM = Discount for lack of marketability
EUR = Euros
EV = Enterprise value
GBP = British pounds
GDR = Global Depositary Receipts
MMTPA = Million metric tonnes per annum
SDR = Swedish Depositary Receipts
WACC = Weighted average cost of capital
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-035-0221O-S78046	SMALLCAP World Fund — Page 26 of 26